Net income per share (Details) In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Convertible Notes [Member] KKR Notes [Member]
Numerator:
Net income attributable to the Company	$ 3,929	24,695	23,249	$ 8,878	55,788	63,271
Earnings allocated to participating convertible notes	(78)	(491)		(288)	(1,813)
Net income for basic and diluted net income per share	$ 3,851	24,204	23,249	$ 8,590	53,975	63,271
Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	69,860,425	69,860,425	74,509,931	71,502,502	71,502,502	74,513,991
Net income per share attributable to ordinary shares:
- Basic	$ 0.05	0.34	0.31	$ 0.12	0.75	0.85
- Diluted	$ 0.05	0.34	0.31	$ 0.12	0.75	0.85
Debt Instrument [Line Items]
Interest rate							7.00%
Anti-dilutive ordinary shares	22,903,454	22,903,454	500,000	22,903,454	22,903,454	500,000